Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Jun. 03, 2008
Class of Warrant or Right [Line Items]
Warrants Issued	13,598,752	13,813,396	24,523
Exercise Price	2.40		19.36
Weighted- Average Exercise Price	3.32	3.40
Exercised	0	0
Warrants Outstanding	13,598,752	13,813,396
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Jan. 02, 2008
Warrants Issued	801,885	37,382
Exercise Price	4.52	19.36
Weighted- Average Exercise Price	4.52	19.36
Expiration Date	Sep. 03, 2015	Jan. 02, 2013
Exercised	0	0
Warrants Outstanding	801,885	37,382
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Jun. 02, 2008
Warrants Issued	132,116	24,523
Exercise Price	8.80	19.36
Weighted- Average Exercise Price	8.80	19.36
Expiration Date	Sep. 03, 2015	Jun. 02, 2013
Exercised	0	0
Warrants Outstanding	132,116	24,523
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Sep. 03, 2010
Warrants Issued	5,293,750	152,740
Exercise Price	2.40	4.24
Weighted- Average Exercise Price	2.40	4.24
Expiration Date	May 26, 2014	Mar. 03, 2013
Exercised	0	0
Warrants Outstanding	5,293,750	152,740
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Sep. 03, 2010
Warrants Issued	896,750	801,885
Exercise Price	2.40	4.52
Weighted- Average Exercise Price	2.40	4.52
Expiration Date	Jun. 18, 2014	Sep. 03, 2015
Exercised	0	0
Warrants Outstanding	896,750	801,885
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Sep. 03, 2010
Warrants Issued	5,293,750	132,116
Exercise Price	4.00	8.80
Weighted- Average Exercise Price	4.00	8.80
Expiration Date	Nov. 26, 2017	Sep. 03, 2015
Exercised	0	0
Warrants Outstanding	5,293,750	132,116
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Nov. 26, 2012
Warrants Issued	261,250	5,293,750
Exercise Price	2.64	2.40
Weighted- Average Exercise Price	2.64	2.40
Expiration Date	Nov. 26, 2017	May 26, 2014
Exercised	0	0
Warrants Outstanding	261,250	5,293,750
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Dec. 18, 2012
Warrants Issued	896,750	896,750
Exercise Price	4.00	2.40
Weighted- Average Exercise Price	4.00	2.40
Expiration Date	Dec. 18, 2017	Jun. 18, 2014
Exercised	0	0
Warrants Outstanding	896,750	896,750
Warrant 8
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Nov. 26, 2012
Warrants Issued	22,500	5,293,750
Exercise Price	2.64	4.00
Weighted- Average Exercise Price	2.64	4.00
Expiration Date	Dec. 18, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	22,500	5,293,750
Warrant 9
Class of Warrant or Right [Line Items]
Grant Date		Nov. 26, 2012
Warrants Issued		261,250
Exercise Price		2.64
Weighted- Average Exercise Price		2.64
Expiration Date		Nov. 26, 2017
Exercised		0
Warrants Outstanding		261,250
Warrant 10
Class of Warrant or Right [Line Items]
Grant Date		Dec. 18, 2012
Warrants Issued		896,750
Exercise Price		4.00
Weighted- Average Exercise Price		4.00
Expiration Date		Dec. 18, 2017
Exercised		0
Warrants Outstanding		896,750
Warrant 11
Class of Warrant or Right [Line Items]
Grant Date		Dec. 18, 2012
Warrants Issued		22,500
Exercise Price		2.64
Weighted- Average Exercise Price		2.64
Expiration Date		Dec. 18, 2017
Exercised		0
Warrants Outstanding		22,500